STATEMENT OF CASH FLOWS	4 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss		$ (54,875,000)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		0
Changes in current assets and current liabilities:
Accounts payable and accrued expenses		2,647,000
Net cash used in operating activities		(21,500,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(1,865,000)
Cash flows from financing activities:
Net cash provided by financing activities		35,668,000
Cash at beginning of period		1,295,000
Cash at end of period	$ 14,421,000	14,421,000
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(732)
Formation costs paid by Sponsor	682
Changes in current assets and current liabilities:
Net cash used in operating activities	(50)
Cash flows from financing activities:
Proceeds from issuance of promissory note to related party	5,000
Net cash provided by financing activities	5,000
Net Change in Cash	4,950
Cash at beginning of period	0
Cash at end of period	4,950	4,950
Supplemental disclosure of noncash investing and financing activities
Deferred offering costs paid by Sponsor	87,084	87,084
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	25,000
Deferred offering costs included in accrued expenses	$ 62,500	$ 62,500